Other Current Assets	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Other Current Assets
Other Current Assets:
Other current assets consist of the following at December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Deferred income taxes—current(a)	$3,912	$4,197
Income tax receivables	26,310	26,208
Prepaid expenses	47,447	48,250
Total	$77,669	$78,655

(a)	See Note 18, “Income Taxes.”